Advances for Vessel Acquisitions and Vessels under Construction (Tables)	12 Months Ended
Dec. 31, 2015
Advances For Assets Acquisition And Assets Under Construction
Advances for Vessel Acquisition and Vessls under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2014	$76,299
Advances paid, including capitalized expenses and interest	146,251
Transferred to vessel cost	(148,307)
Balance, December 31, 2014	$74,243
Advances paid, including capitalized expenses and interest	123,560
Impairment loss	(9,927)
Transferred to vessel cost	(119,520)
Balance, December 31, 2015	$68,356